Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Stated share capital [member]	Contributed surplus [member]	Total capital [member]	Retained earnings [member]	Unrecognized (loss) gain on cash flow hedges [member]	Foreign currency translation adjustments [member]	Total accumulated other comprehensive loss AOCL [member]	Shareholders' equity [member]	Non-controlling interests [member]
Balance (Impact of IFRS 2 amendments [member]) at Dec. 31, 2016	$ 152		$ 152	$ 152					$ 152
Balance (After IFRS 2 amendments [member]) at Dec. 31, 2016	13,408	$ 9,393	348	9,741	$ 7,477	$ 32	$ (4,325)	$ (4,293)	12,925	$ 483
Balance at Dec. 31, 2016	13,256	9,393	196	9,589	7,477	32	(4,325)	(4,293)	12,773	483
Net earnings	520				489				489	31
Other comprehensive income (loss)	380				9	(13)	384	371	380
Total comprehensive income (loss)	900				498	(13)	384	371	869	31
Change in ownership interest of subsidiary	24				13				13	11
Distributions to non-controlling interests	(31)									(31)
Dividends declared on preference shares	(1)				(1)				(1)
Dividends declared on common shares	(500)				(500)				(500)
Shares issued under Dividend Reinvestment Plan ("DRIP")	17	17		17					17
Repurchases of common shares	(591)	(177)		(177)	(414)				(591)
Pre-defined share repurchase plan	(115)	(32)		(32)	(83)				(115)
Stock compensation plans	22	126	(104)	22					22
Balance at Jun. 30, 2017	13,133	9,327	244	9,571	6,990	19	(3,941)	(3,922)	12,639	494
Balance (Adjustments Due to Adoption of IFRS 15 [member]) at Dec. 31, 2017	172				172				172
Balance (After IFRS 15 adoption [member]) at Dec. 31, 2017	13,747	9,306	243	9,549	7,373	16	(3,689)	(3,673)	13,249	498
Balance at Dec. 31, 2017	13,575	9,306	243	9,549	7,201	16	(3,689)	(3,673)	13,077	498
Net earnings	346				286				286	60
Other comprehensive income (loss)	(107)				84	10	(201)	(191)	(107)
Total comprehensive income (loss)	239				370	10	(201)	(191)	179	60
Change in ownership interest of subsidiary	24				27				27	(3)
Distributions to non-controlling interests	(35)									(35)
Dividends declared on preference shares	(1)				(1)				(1)
Dividends declared on common shares	(490)				(490)				(490)
Shares issued under Dividend Reinvestment Plan ("DRIP")	15	15		15					15
Repurchases of common shares	(373)	(123)		(123)	(250)				(373)
Pre-defined share repurchase plan	(967)	(313)		(313)	(654)				(967)
Stock compensation plans	4	88	(84)	4					4
Balance at Jun. 30, 2018	$ 12,163	$ 8,973	$ 159	$ 9,132	$ 6,375	$ 26	$ (3,890)	$ (3,864)	$ 11,643	$ 520